Fair Values Of Financial Instruments - Additional Information (Detail) - 12 months ended Dec. 31, 2020 $ / shares in Units, $ / shares in Units, $ in Millions	ARS ($) $ / shares shares	ARS ($) $ / shares shares	USD ($) shares
Fair Value Of Financial Instruments [Line Items]
Sensitivity Analysis Measurement Percentage	100.00%	100.00%	100.00%
Put option fair value per share	$ 130
EBITDA Range Two [Member]
Fair Value Of Financial Instruments [Line Items]
Sensitivity Analysis Measurement Percentage	100.00%	100.00%	100.00%
Put option fair value per share		$ 100
Wacc Range Two [Member]
Fair Value Of Financial Instruments [Line Items]
Sensitivity Analysis Measurement Percentage	100.00%	100.00%	100.00%
Prisma [Member] | BBVA Argentina [Member]
Fair Value Of Financial Instruments [Line Items]
Proportion of ownership interest in subsidiary	11.1217%	11.1217%
Investments in equity instruments designated at fair value through other comprehensive income | $			$ 6,033,808
Range 1 [Member]
Fair Value Of Financial Instruments [Line Items]
Sensitivity Analysis Measurement Percentage	10.00%	10.00%	10.00%
Range 2 [Member]
Fair Value Of Financial Instruments [Line Items]
Sensitivity Analysis Measurement Percentage	12.00%	12.00%	12.00%
Range 3 [Member]
Fair Value Of Financial Instruments [Line Items]
Sensitivity Analysis Measurement Percentage	15.00%	15.00%	15.00%
Range 4 [Member]
Fair Value Of Financial Instruments [Line Items]
Sensitivity Analysis Measurement Percentage	20.00%	20.00%	20.00%
Historical volatility for shares, measurement input [member] | Wacc Range Two [Member]
Fair Value Of Financial Instruments [Line Items]
Sensitivity Analysis Measurement Percentage	100.00%	100.00%	100.00%
Historical volatility for shares, measurement input [member] | Range 1 [Member]
Fair Value Of Financial Instruments [Line Items]
Sensitivity Analysis Measurement Percentage	2.00%	2.00%	2.00%
Put option fair value per share		$ 10.0
Historical volatility for shares, measurement input [member] | Range 1 [Member] | EBITDA Range Two [Member]
Fair Value Of Financial Instruments [Line Items]
Put option fair value per share		$ 1.26
Historical volatility for shares, measurement input [member] | Range 1 [Member] | Wacc Range Two [Member]
Fair Value Of Financial Instruments [Line Items]
Sensitivity Analysis Measurement Percentage	51368.30%	51368.30%	51368.30%
Historical volatility for shares, measurement input [member] | Range 2 [Member]
Fair Value Of Financial Instruments [Line Items]
Sensitivity Analysis Measurement Percentage	3.00%	3.00%	3.00%
Put option fair value per share		$ 12.0
Historical volatility for shares, measurement input [member] | Range 2 [Member] | EBITDA Range Two [Member]
Fair Value Of Financial Instruments [Line Items]
Put option fair value per share		$ 1.30
Put options outstanding, fair value | $	$ 1,182,000	$ 1,182,000
Number of put options outstanding | shares	10,805,542	10,805,542	10,805,542
Historical volatility for shares, measurement input [member] | Range 2 [Member] | Wacc Range Two [Member]
Fair Value Of Financial Instruments [Line Items]
Sensitivity Analysis Measurement Percentage	54252.60%	54252.60%	54252.60%
Historical volatility for shares, measurement input [member] | Range 3 [Member]
Fair Value Of Financial Instruments [Line Items]
Sensitivity Analysis Measurement Percentage	4.00%	4.00%	4.00%
Put option fair value per share		$ 15.0
Historical volatility for shares, measurement input [member] | Range 3 [Member] | EBITDA Range Two [Member]
Fair Value Of Financial Instruments [Line Items]
Put option fair value per share		$ 1.42
Historical volatility for shares, measurement input [member] | Range 3 [Member] | Wacc Range Two [Member]
Fair Value Of Financial Instruments [Line Items]
Sensitivity Analysis Measurement Percentage	57664.80%	57664.80%	57664.80%
Historical volatility for shares, measurement input [member] | Range 4 [Member]
Fair Value Of Financial Instruments [Line Items]
Put option fair value per share		$ 20.0
Historical volatility for shares, measurement input [member] | Range 4 [Member] | EBITDA Range Two [Member]
Fair Value Of Financial Instruments [Line Items]
Put option fair value per share		$ 1.59